Dividends (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Dividends Paid

	Year ended 30 June 2021		Year ended 30 June 2020		Year ended 30 June 2019
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period (1)
Prior year final dividend	55	2,779	78	3,946	63	3,356
Interim dividend	101	5,115	65	3,288	55	2,788
Special dividend	–	–	–	–	102	5,158

	156	7,894	143	7,234	220	11,302

(1)	5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid annually (2020: 5.5 per cent; 2019: 5.5 per cent).

Summary of Franking Credits
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2021	2020	2019
	US$M	US$M	US$M
Franking credits as at 30 June	14,302	10,980	8,681
Franking credits arising from the payment of current tax	1,799	471	1,194

Total franking credits available (1)	16,101	11,451	9,875

(1)	The payment of the final 2021 dividend determined after 30 June 2021 will reduce the franking account balance by US$2,525 million.